Summary of Significant Accounting Policies - Impact of Adoption of ASUs on Consolidated Statement of Operations (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue:
Recurring services	$ 625.0	$ 573.9	$ 537.5
Professional services and other	115.7	102.3	92.6
Total revenue	740.7	676.2	630.1
Cost of revenue:
Professional services and other	132.2	135.0	115.0
Total cost of revenue	425.8	406.7	395.8
Gross profit	314.9	269.5	234.3
Costs and expenses:
Selling, general, and administrative expense	258.8	214.1	215.1
Operating profit	56.1	55.4	19.2
Other (income) expense, net	(0.2)	8.8	15.9
Income tax expense (benefit)	8.4	(48.5)	7.7
Net (loss) income	$ (61.1)	$ 2.0	$ (79.3)
Net loss per share attributable to Ceridian, basic and diluted	$ (0.60)	$ (0.26)	$ (1.44)
As Previously Reported [Member]
Revenue:
Recurring services	$ 652.5	$ 598.5	$ 558.5
Professional services and other	93.9	72.3	64.9
Total revenue	746.4	670.8	623.4
Cost of revenue:
Professional services and other		135.8	115.6
Total cost of revenue		407.5	396.4
Gross profit		263.3	227.0
Costs and expenses:
Selling, general, and administrative expense	270.7	223.0	225.3
Operating profit	49.9	40.3	1.7
Other (income) expense, net	(2.9)	7.3	12.9
Income tax expense (benefit)	7.7	(49.6)	6.7
Net (loss) income	$ (63.9)	$ (10.5)	$ (92.8)
Net loss per share attributable to Ceridian, basic and diluted	$ (0.62)	$ (0.46)	$ (1.65)
Accounting Standards Update 2014-09 [Member] | Adjustments [Member]
Revenue:
Recurring services	$ (27.5)	$ (24.6)	$ (21.0)
Professional services and other	21.8	30.0	27.7
Total revenue	(5.7)	5.4	6.7
Cost of revenue:
Professional services and other		(0.8)	(0.6)
Total cost of revenue		(0.8)	(0.6)
Gross profit		6.2	7.3
Costs and expenses:
Selling, general, and administrative expense	(9.2)	(7.4)	(7.2)
Operating profit	3.5	13.6	14.5
Income tax expense (benefit)	0.7	1.1	1.0
Net (loss) income	$ 2.8	$ 12.5	$ 13.5
Net loss per share attributable to Ceridian, basic and diluted	$ 0.02	$ 0.20	$ 0.21
Accounting Standards Update 2017-07 [Member] | Adjustments [Member]
Costs and expenses:
Selling, general, and administrative expense	$ (2.7)	$ (1.5)	$ (3.0)
Operating profit	2.7	1.5	3.0
Other (income) expense, net	$ 2.7	$ 1.5	$ 3.0